DRY DOCK (Tables)	12 Months Ended
Dec. 31, 2013
DRY DOCK [Abstract]
Capitalized Dry Dock
The capitalized amounts in dry dock at December 31, 2013 and 2012 were as follows:

	At December 31,
	2013	2012

Original book value	$31,141	$23,699
Accumulated amortization	(20,162)	(19,461)
Net book value	$10,979	$4,238